Loss per share	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Loss per share

4.	Loss per share

Basic loss per share amounts are calculated by dividing the net loss for the period from continuing operations, attributable to ordinary equity holders of the parent company, by the weighted average number of ordinary shares outstanding during the period. As the Group made a loss for the period the diluted loss per share is equal to the basic loss per share.

	Six months ended 30 June 2023 unaudited £’000		Six months ended 30 June 2022 unaudited £’000
Numerator
Loss used in basic EPS and diluted EPS:	(3,568)		(3,061)
Denominator
Weighted average number of ordinary shares used in basic EPS	99,191,082		4,923,828

Basic and diluted loss per share:	(4	)p	(62	)p

At a General Meeting on 24 March 2023, shareholders approved a consolidation of the Company’s Ordinary Shares on a one for 20 basis. As a result, the par value of the Ordinary Shares was changed from £0.001 per share to £0.02 per share. The denominator has been calculated to reflect the share consolidation in the current and prior period.

At a General Meeting on 14 June 2023, shareholders approved the subdivision and redesignation of the Company’s Issued Ordinary Shares of £0.02 each into to one Ordinary Share of £0.001 each and 19 ‘B’ Deferred Shares of £0.001 each. The ‘B’ Deferred Shares have limited rights and are effectively valueless. The share sub-division and redesignation did not impact the calculation of the denominator as the number of Issued Ordinary Shares did not change.

On 15 February 2023 the company completed a private placement for the sale of (i)8,125 ADSs (3,250,200 Ordinary Shares), (ii) 32,327 ADSs (12,931,020 Ordinary Shares) issuable upon the exercise of Series A warrants, (iii) 48,491 ADSs (19,396,530 Ordinary Shares) issuable upon the exercise of Series B warrants, and (iv) 155,461 ADSs (62,184,525 Ordinary Shares) issuable upon the exercise of pre-funded warrants, subject to certain reset provisions set forth in the Pre-Funded Warrants, at an initial purchase price of $185.60 per ADS, for aggregate gross proceeds of approximately $6.0 million. The issuance of the Series A warrants, Series B warrants and any pre-funded warrants issuable upon a reset was subject to shareholder approval at a general meeting on 24 March 2023.

In addition, in connection with the February Private Placement the Company entered into a Waiver to the Securities Purchase Agreement (‘SPA’), dated 13 December 2022 between the Company and Armistice Capital Master Fund Ltd. (‘Armistice’), as amended on 16 December 2022, providing for a permanent waiver of certain equity issuance prohibitions and participation rights under the SPA. The Company agreed to, subject to receipt of shareholder approval at the General Meeting on 24 March 2023, issue to Armistice 1,562 Series A ADS warrants exercisable for 625,000 Ordinary Shares (‘Investor warrants’).

The Series A and Series B warrants are exercisable on an ‘alternative cashless basis’ effectively allowing the holders to exercise for nil consideration.

All resolutions were passed at the General Meeting on 24 March 2023.

On 26 May 2023 the company completed a Registered Direct Offering for the sale of (i) 276,699 ADSs (110,679,610 Ordinary Shares), (ii) 415,043 ADSs (166,017,300 Ordinary Shares) issuable upon the exercise of Series C warrants, and (iii) 276,689 ADSs (110,675,600 Ordinary Shares) issuable upon the exercise of Series C warrants, at an initial price per ADS of $12.00, for aggregate gross proceeds of $3.32 million. The issuance of the Series C warrants and Series D warrants issuable was subject to shareholder approval at a general meeting on 14 June 2023.

The Series C warrants are exercisable on an ‘alternative cashless basis’ effectively allowing the holders to exercise for nil consideration.

All resolutions were passed at the General Meeting on 14 June 2023.

The Company has considered the guidance set out in IAS 33 in calculating the denominator in connection with the issuance of Series A, Series B, Series C, Pre-funded and Investor warrants. Management have recognised the warrants from the date of grant rather than the date of issue of the corresponding Ordinary Shares when calculating the denominator.

The Group has made a loss in the current and previous periods presented, and therefore the options and warrants are anti-dilutive. As a result, diluted earnings per share is presented on the same basis as basic earning per share.

*The above ADS numbers reflect the ADS ratio change effected on 5 July 2023.

8	Loss per share

	2022 £’000	2021 £’000	2020 £’000
Numerator
Loss used in basic EPS and diluted EPS:
Continuing operations	(7,656)	(5,460)	(22,189)
Denominator
Weighted average number of ordinary shares used in basic EPS:	4,941,793	4,027,345	2,142,000
Basic and diluted loss per share:
Continuing operations – £	(1.55)	(1.36)	(10.36)

At a General Meeting on 24 March 2023, shareholders approved a consolidation of the Company’s Ordinary Shares on a one for 20 basis. As a result the par value of the Ordinary Shares was changed from £0.001 per share to £0.02 per share. The denominator has been calculated to reflect the share consolidation.

The Group has made a loss in the current and previous years presented, and therefore the options and warrants are anti-dilutive. As a result, diluted earnings per share is presented on the same basis for all periods shown.